Staff expenses - Summary of number of employees (Details) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [table]
Total average number of employees at full time equivalent basis	57,660	55,901	53,431
Netherlands [member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Total average number of employees at full time equivalent basis	15,138	15,201	14,415
Rest of the world [member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Total average number of employees at full time equivalent basis	42,523	40,701	39,016